Other financial assets and liabilities (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Percent annually readjustment index exchange	6.47%	12.34%
Provision amount	$ 3,312	$ 3,537
Obligation settled		62
Obligatio One [Member]
IfrsStatementLineItems [Line Items]
Provision amount	1,415
Obligation One [Member]
IfrsStatementLineItems [Line Items]
Provision amount		1,206
Obligation Two [Member]
IfrsStatementLineItems [Line Items]
Provision amount	$ 601	$ 404